Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Share Capital [Abstract]
Changes In Accumulated Other Comprehensive Income

	Net change in fair value of derivatives	Net change in fair value of pension obligations	Total
	(US dollars in thousands)

Beginning balance	$(8,513)	$-	$(8,513)

Current-period other comprehensive loss	(1,360)	(4,528)	(5,888)

Ending balance	$(9,873)	$(4,528)	$(14,401)